Expense Example - FidelityStockSelectorLargeCapValueFund-RetailPRO - FidelityStockSelectorLargeCapValueFund-RetailPRO - Fidelity Stock Selector Large Cap Value Fund - Fidelity Stock Selector Large Cap Value Fund
Mar. 30, 2024 USD ($)
Expense Example:
1 year	$ 90
3 years	281
5 years	488
10 years	$ 1,084